Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Operating lease costs	$46,466	$46,820	$53,880
Income from sub-leases	(1,614)	(1,103)	(1,165)
Net operating lease costs	$44,852	$45,717	$52,715

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of December 31, 2024 were as follows:

Minimum rental payments	(in thousands)
2025	$42,931
2026	38,445
2027	31,257
2028	24,156
2029	17,838
Thereafter	45,047
Total future minimum lease payments	199,674
Lease imputed interest	(22,806)
Total	$176,868